Postretirement Benefit Plans (Expected Benefit Payments) (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Postretirement Health And Life Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
1/1/2017 to 12/31/2017	$ 73,000
1/1/2018 to 12/31/2018	64,000
1/1/2019 to 12/31/2019	61,000
1/1/2020 to 12/31/2020	56,000
1/1/2021 to 12/31/2021	30,000
1/1/2022 to 12/31/2026	156,000
Defined contribution plan, employer discretionary contribution amount	73,000
Director's Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
1/1/2017 to 12/31/2017	94,000
1/1/2018 to 12/31/2018	96,000
1/1/2019 to 12/31/2019	96,000
1/1/2020 to 12/31/2020	98,000
1/1/2021 to 12/31/2021	108,000
1/1/2022 to 12/31/2026	464,000
Defined contribution plan, employer discretionary contribution amount	$ 94,000